Other Financial Commitments (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Jan. 02, 2019	Jan. 31, 2020
Other Financial Commitments
Operating leases description	All leases and the related rights and obligations should be recognised on the lessee's balance sheet, unless the lease is less than one year in length or is for a low-value asset. Leases that do not meet these criteria are expensed on a straight-line basis.
License fee		$ 3,500